Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Communication Services (10.3%):
Alphabet, Inc., Class C(a)	7,604	$11,276
Charter Communications, Inc., Class A(a)	4,453	2,583
Comcast Corp., Class A	35,936	1,538
Facebook, Inc., Class A(a)	24,424	6,196
Netflix, Inc.(a)	3,391	1,658
Nexstar Media Group, Inc., Class A	17,810	1,561
T-Mobile U.S., Inc.(a)	24,818	2,665
		27,477
Communications Equipment (1.6%):
Cisco Systems, Inc.	39,176	1,845
Lumentum Holdings, Inc.(a)	26,403	2,451
		4,296
Consumer Discretionary (14.6%):
Amazon.com, Inc.(a)	4,187	13,250
Asbury Automotive Group, Inc.(a)	15,802	1,583
Boyd Gaming Corp.	127,713	3,023
D.R. Horton, Inc.	44,996	2,978
Dollar General Corp.	21,514	4,096
LGI Homes, Inc.(a)	20,790	2,372
Lowe's Cos., Inc.	18,439	2,745
Marriott Vacations Worldwide Corp.	11,119	941
Meritage Homes Corp.(a)	24,667	2,446
Target Corp.	14,964	1,884
TopBuild Corp.(a)	13,409	1,769
Tractor Supply Co.	12,041	1,719
		38,806
Consumer Staples (6.4%):
Kimberly-Clark Corp.	21,842	3,320
PepsiCo, Inc.	25,004	3,442
Philip Morris International, Inc.	31,471	2,417
The Kroger Co.	92,049	3,203
The Procter & Gamble Co.	20,307	2,663
Walmart, Inc.	16,022	2,073
		17,118
Electronic Equipment, Instruments & Components (0.5%):
CDW Corp.	12,404	1,442

Energy (1.3%):
Chevron Corp.	12,486	1,048
Phillips 66	18,770	1,164
Valero Energy Corp.	22,296	1,254
		3,466

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (7.8%):
Ameriprise Financial, Inc.	22,232	$3,416
Citigroup, Inc.	43,806	2,191
Essent Group Ltd.	39,971	1,432
Flagstar Bancorp, Inc.	71,324	2,238
JPMorgan Chase & Co.	39,165	3,785
Morgan Stanley	51,706	2,527
Primerica, Inc.(b)	30,583	3,660
Western Alliance Bancorp	44,628	1,604
		20,853
Health Care (15.9%):
AbbVie, Inc.	57,437	5,452
Amgen, Inc.	9,074	2,220
Bristol-Myers Squibb Co.	66,831	3,920
Charles River Laboratories International, Inc.(a)	21,738	4,325
Cigna Corp.	16,552	2,858
ICON PLC(a)	18,946	3,514
Medtronic PLC	9,509	917
Merck & Co., Inc.	51,291	4,115
Pfizer, Inc.	67,670	2,604
Regeneron Pharmaceuticals, Inc.(a)	4,120	2,604
Stryker Corp.	7,162	1,385
Syneos Health, Inc.(a)	36,401	2,271
UnitedHealth Group, Inc.	19,556	5,922
		42,107
Industrials (7.3%):
Federal Signal Corp.	77,642	2,400
Kansas City Southern	23,574	4,051
L3Harris Technologies, Inc.	14,932	2,514
Lockheed Martin Corp.	10,899	4,131
Old Dominion Freight Line, Inc.	8,452	1,545
UFP Industries, Inc.	53,493	3,114
XPO Logistics, Inc.(a)	22,158	1,662
		19,417
IT Services (6.3%):
Akamai Technologies, Inc.(a)(b)	15,284	1,719
Booz Allen Hamilton Holdings Corp.	35,170	2,875
EPAM Systems, Inc.(a)	11,884	3,448
Fiserv, Inc.(a)	31,186	3,112
Leidos Holdings, Inc.	24,685	2,349
Mastercard, Inc., Class A	4,710	1,453
Visa, Inc., Class A(b)	9,944	1,893
		16,849

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (2.1%):
Berry Global Group, Inc.(a)	58,085	$2,904
Silgan Holdings, Inc.	67,561	2,584
		5,488
Real Estate (1.3%):
American Tower Corp.	8,673	2,267
CBRE Group, Inc., Class A(a)	25,194	1,104
		3,371
Semiconductors & Semiconductor Equipment (5.1%):
Advanced Micro Devices, Inc.(a)	25,417	1,968
Broadcom, Inc.	15,681	4,967
NVIDIA Corp.	15,302	6,497
		13,432
Software (10.2%):
Adobe, Inc.(a)	8,956	3,979
Cadence Design Systems, Inc.(a)	25,373	2,772
Microsoft Corp.	89,605	18,370
ServiceNow, Inc.(a)	4,134	1,816
		26,937
Technology Hardware, Storage & Peripherals (7.0%):
Apple, Inc.	42,972	18,265

Total Common Stocks (Cost $186,701)		259,324

Exchange-Traded Funds (2.3%)
SPDR S&P 500 ETF Trust	19,061	6,224
Total Exchange-Traded Funds (Cost $5,345)		6,224

Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.24%(c)	42,226	42
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(c)	661,585	662
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.20%(c)	293,640	294
JPMorgan Prime Money Market Fund, Capital Class, 0.26%(c)	168,029	168
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.25%(c)	755,492	755
Total Collateral for Securities Loaned (Cost $1,921)		1,921
Total Investments (Cost $193,967) — 100.7%		267,469
Liabilities in excess of other assets — (0.7)%		(1,825)
NET ASSETS - 100.00%		$265,644

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (12.4%):
Activision Blizzard, Inc.	6,946	$574
Alphabet, Inc., Class C(a)	544	807
Facebook, Inc., Class A(a)	3,264	828
		2,209
Consumer Discretionary (19.0%):
Alibaba Group Holding Ltd., ADR(a)	2,307	579
Amazon.com, Inc.(a)	485	1,535
Burlington Stores, Inc.(a)	2,734	514
Lululemon Athletica, Inc.(a)	2,369	771
		3,399
Electronic Equipment, Instruments & Components (1.8%):
Keysight Technologies, Inc.(a)	3,237	323

Financials (2.9%):
MSCI, Inc.	1,390	523

Health Care (17.4%):
Edwards Lifesciences Corp.(a)	6,720	527
Masimo Corp.(a)	1,616	356
UnitedHealth Group, Inc.	1,729	524
Veeva Systems, Inc., Class A(a)	2,489	659
Vertex Pharmaceuticals, Inc.(a)	1,559	424
Zoetis, Inc.	3,962	601
		3,091
Industrials (5.5%):
CoStar Group, Inc.(a)	711	604
Uber Technologies, Inc.(a)	12,470	377
		981
IT Services (16.2%):
EPAM Systems, Inc.(a)	1,872	543
PayPal Holdings, Inc.(a)	4,976	976
Shopify, Inc., Class A(a)	408	418
Visa, Inc., Class A(b)	5,042	960
		2,897
Real Estate (2.3%):
American Tower Corp.	1,564	409

Semiconductors & Semiconductor Equipment (5.3%):
NVIDIA Corp.	2,217	941

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory NewBridge Large Cap Growth Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Software (15.6%):
Adobe, Inc.(a)	1,234	548
Proofpoint, Inc.(a)	2,587	$299
Salesforce.com, Inc.(a)	2,962	577
ServiceNow, Inc.(a)	2,282	1,002
The Trade Desk, Inc., Class A(a)	767	346
		2,772
Total Common Stocks (Cost $7,812)		17,545

Collateral for Securities Loaned^ (1.4%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.24%(c)	5,441	5
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(c)	85,253	85
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.20%(c)	37,639	38
JPMorgan Prime Money Market Fund, Capital Class, 0.26%(c)	21,652	22
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.25%(c)	97,354	97
Total Collateral for Securities Loaned (Cost $247)		247
Total Investments (Cost $8,059) — 99.8%		17,792
Other assets in excess of liabilities — 0.2%		36
NET ASSETS - 100.00%		$17,828

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2020.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (10.6%):
Alphabet, Inc., Class C(a)	1,372	$2,035
Charter Communications, Inc., Class A(a)	798	462
Comcast Corp., Class A	6,439	276
Facebook, Inc., Class A(a)	4,378	1,111
Netflix, Inc.(a)	608	297
Nexstar Media Group, Inc., Class A	3,192	280
T-Mobile U.S., Inc.(a)	4,434	476
		4,937
Communications Equipment (1.6%):
Cisco Systems, Inc.	7,021	331
Lumentum Holdings, Inc.(a)	4,733	439
		770

Consumer Discretionary (14.9%):
Amazon.com, Inc.(a)	747	2,363
Asbury Automotive Group, Inc.(a)	2,820	282
Boyd Gaming Corp.	22,892	542
D.R. Horton, Inc.	8,073	535
Dollar General Corp.	3,856	735
LGI Homes, Inc.(a)	3,726	425
Lowe's Cos., Inc.	3,295	491
Marriott Vacations Worldwide Corp.	1,993	169
Meritage Homes Corp.(a)	4,421	438
Target Corp.	2,688	338
TopBuild Corp.(a)	2,403	317
Tractor Supply Co.	2,158	308
		6,943
Consumer Staples (6.6%):
Kimberly-Clark Corp.	3,915	596
PepsiCo, Inc.	4,529	623
Philip Morris International, Inc.	5,641	433
The Kroger Co.	16,499	574
The Procter & Gamble Co.	3,640	477
Walmart, Inc.	2,872	372
		3,075
Electronic Equipment, Instruments & Components (0.6%):
CDW Corp.	2,222	258
Energy (1.3%):
Chevron Corp.	2,237	188
Phillips 66	3,364	209
Valero Energy Corp.	3,909	219
		616

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (8.0%):
Ameriprise Financial, Inc.	3,985	$612
Citigroup, Inc.	7,851	393
Essent Group Ltd.	7,171	257
Flagstar Bancorp, Inc.	12,783	401
JPMorgan Chase & Co.	6,998	676
Morgan Stanley	9,228	451
Primerica, Inc.	5,483	656
Western Alliance Bancorp	7,999	288
		3,734
Health Care (16.2%):
AbbVie, Inc.	10,298	977
Amgen, Inc.	1,626	398
Bristol-Myers Squibb Co.	11,980	703
Charles River Laboratories International, Inc.(a)	3,910	778
Cigna Corp.	2,967	512
ICON PLC(a)	3,395	630
Medtronic PLC	1,704	164
Merck & Co., Inc.	9,195	737
Pfizer, Inc.	12,129	467
Regeneron Pharmaceuticals, Inc.(a)	739	467
Stryker Corp.	1,284	249
Syneos Health, Inc.(a)	6,524	407
UnitedHealth Group, Inc.	3,506	1,062
		7,551
Industrials (7.5%):
Federal Signal Corp.	13,916	430
Kansas City Southern	4,207	723
L3Harris Technologies, Inc.	2,677	451
Lockheed Martin Corp.	1,972	747
Old Dominion Freight Line, Inc.	1,515	277
UFP Industries, Inc.	9,589	558
XPO Logistics, Inc.(a)	3,971	298
		3,484
IT Services (6.5%):
Akamai Technologies, Inc.(a)	2,745	309
Booz Allen Hamilton Holdings Corp.	6,304	515
EPAM Systems, Inc.(a)	2,130	619
Fiserv, Inc.(a)	5,590	558
Leidos Holdings, Inc.	4,425	421
Mastercard, Inc., Class A	844	260
Visa, Inc., Class A	1,783	339
		3,021

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (2.1%):
Berry Global Group, Inc.(a)	10,443	$522
Silgan Holdings, Inc.	12,110	463
		985
Real Estate (1.3%):
American Tower Corp.	1,554	406
CBRE Group, Inc., Class A(a)	4,514	198
		604
Semiconductors & Semiconductor Equipment (5.2%):
Advanced Micro Devices, Inc.(a)	4,555	353
Broadcom, Inc.	2,811	890
NVIDIA Corp.	2,744	1,165
		2,408
Software (10.2%):
Adobe, Inc.(a)	1,605	713
Cadence Design Systems, Inc.(a)	4,528	495
Microsoft Corp.	16,066	3,294
ServiceNow, Inc.(a)	741	325
		4,827
Technology Hardware, Storage & Peripherals (7.0%):
Apple, Inc.	7,704	3,275

Total Common Stocks (Cost $34,306)		46,488

Exchange-Traded Funds (0.5%)
SPDR S&P 500 ETF Trust	778	254
Total Exchange-Traded Funds (Cost $193)		254

Total Investments (Cost $34,499) — 100.1%		46,742
Liabilities in excess of other assets — (0.1)%		(27)
NET ASSETS - 100.00%		$46,715

(a)	Non-income producing security.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (6.7%)
VictoryShares US Multi-Factor Minimum Volatility ETF	53,070	$1,694
Total Affiliated Exchange-Traded Funds (Cost $1,357)		1,694

Security Description	Shares	Value
Affiliated Mutual Funds (92.1%)
Victory INCORE Total Return Bond Fund, Class R6	316,651	3,205
Victory Integrity Discovery Fund, Class Y	28,829	770
Victory Market Neutral Income Fund, Class I	552,301	5,406
Victory RS Global Fund, Class Y(a)	489,157	7,234
Victory RS Partners Fund, Class Y	40,388	815
Victory Sophus Emerging Markets Small Cap Fund, Class Y	289,495	1,943
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	156,594	2,091
Victory Trivalent International Small-Cap Fund, Class I	128,624	1,784
Total Affiliated Mutual Funds (Cost $22,265)		23,248

Total Investments (Cost $23,622) — 98.8%		24,942
Other assets in excess of liabilities — 1.2%		314
NET ASSETS - 100.00%		$25,256

(a)	Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

ETF—Exchange-Traded Fund

Affiliated Holdings

					Net Realized	Net Change
			Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value	Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value	Dividend
Strategic Allocation Fund	10/31/2019	at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	7/31/2020	Income
Victory INCORE Total Return Bond Fund, Class R6	$3,151	$67	$(177)	$2	$-	$162	$3,205	$66
Victory Integrity Discovery Fund, Class Y	929	126	(77)	(14)	20	(214)	770	-
Victory Market Neutral Income Fund, Class I	5,437	240	(378)	-	-	107	5,406	116
Victory RS Global Fund, Class Y	7,443	248	(857)	71	5	324	7,234	98
Victory RS Partners Fund, Class Y	-	729	-	-	-	86	815	-
Victory Sophus Emerging Markets Small Cap Fund, Class Y	2,061	146	(180)	(113)	4	25	1,943	20
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	1,968	19	(206)	(78)	-	388	2,091	20
Victory Trivalent International Small-Cap Fund, Class I	-	1,390	(60)	14	-	440	1,784	-
VictoryShares International Volatility Wtd ETF	1,807	-	(1,466)	(60)	-	(281)	-	14
VictoryShares US Multi-Factor Minimum Volatility ETF	1,802	51	(151)	35	-	(43)	1,694	26
VictoryShares US Small Cap Volatility Wtd ETF	889	-	(619)	(60)	-	(210)	-	5
	$25,487	$3,016	$(4,171)	$(203)	$29	$784	$24,942	$365

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (60.6%)
Multi-family (0.4%):
Collateralized Mortgage Obligations (0.2%):
Government National Mortgage Assoc.
Series 2012-33, Class AB, 7.00%, 3/16/46	$2,341	$2,497

Pass-throughs (0.2%):
Government National Mortgage Assoc.
7.49%, 11/15/20	2	2
7.50%, 8/15/21	5	5
7.92%, 7/1/23	210	210
8.00%, 1/15/31 - 11/15/33	1,119	1,120
7.75%, 9/15/33	403	402
		1,739
Single Family (60.2%):
Collateralized Mortgage Obligations (2.3%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	216	216
Series 2001-10, Class PE, 6.50%, 3/16/31	170	170
Series 2002-22, Class GF, 6.50%, 3/20/32	29	29
Series 2005-74, Class HB, 7.50%, 9/16/35	13	14
Series 2005-74, Class HC, 7.50%, 9/16/35	66	77
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	993	1,163
Series 2012-106, Class JM, 7.30%, 10/20/34 (a)	788	936
Series 2012-30, Class WB, 7.06%, 11/20/39 (a)	3,036	3,545
Series 2013-190, Class KT, 8.11%, 9/20/30 (a)	400	457
Series 2013-51, Class BL, 6.08%, 4/20/34 (a)	2,000	2,340
Series 2013-64, Class KY, 6.86%, 12/20/38 (a)	1,244	1,426
Series 2013-70, Class KP, 7.05%, 2/20/39 (a)	1,047	1,238
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	157	185
Series 2014-74, Class PT, 7.77%, 5/16/44 (a)	254	288
Series 2015-77, Class PT, 7.69%, 6/20/39 (a)	594	677
Series 2019-22, Class PT, 7.92%, 2/20/49 (a)	8,823	10,152
		22,913
Pass-throughs (57.9%):
Government National Mortgage Assoc.
9.00%, 10/15/20 - 12/15/30	3,085	3,437
9.50%, 10/15/20 - 9/15/27	174	189
7.75%, 11/15/20	5	5
6.00%, 1/15/22 - 2/20/49	68,383	80,169
7.00%, 6/15/22 - 1/15/39	108,073	128,238
7.95%, 9/15/22	8	8
7.13%, 3/15/23 - 7/15/25	519	534
5.50%, 7/15/23 - 11/15/45	9,931	11,805

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Fund for Income	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.50%, 8/20/23 - 2/20/41	$155,463	$183,353
7.50%, 3/15/24 - 5/15/49	83,237	97,419
8.00%, 6/20/24 - 5/15/49	47,675	56,845
10.00%, 4/15/25 - 2/15/26	19	20
6.13%, 6/20/28 - 9/20/29	426	451
6.28%, 10/20/28 - 10/20/29	783	848
6.10%, 5/20/29 - 7/20/31	643	700
7.30%, 4/20/30 - 2/20/31	292	312
6.49%, 5/20/31 - 3/20/32	1,070	1,184
8.50%, 6/15/31 - 7/15/32	8,182	9,520
5.00%, 8/15/39	303	353
		575,390
Total Government National Mortgage Association (Cost $588,459)		602,539
U.S. Treasury Obligations (38.3%)
U.S. Treasury Bills, 0.09%, 9/24/20 (b)	55,771	55,764
U.S. Treasury Bonds
7.63%, 11/15/22	95,879	112,347
7.13%, 2/15/23	96,240	113,375
7.50%, 11/15/24	75,463	99,013
Total U.S. Treasury Obligations (Cost $380,387)		380,499
Investment Companies (0.2%)
BlackRock Liquidity Funds Fedfund Portfolio, 0.06%	2,426,427	2,426
Total Investment Companies (Cost $2,426)		2,426
Total Investments (Cost $971,272) — 99.1%		985,464
Other assets in excess of liabilities — 0.9%		8,714
NET ASSETS - 100.00%		$994,178

(a)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2020.
(b)	Rate represents the effective yield at July 31, 2020.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Convertible Corporate Bonds (68.3%)
Communication Services (0.6%):
Snap, Inc., 0.75%, 8/1/26 (a)	$1,595	$2,003

Consumer Discretionary (4.3%):
Booking Holdings, Inc.
0.90%, 9/15/21	2,722	2,902
0.75%, 5/1/25 (a)(b)	8,415	10,624
		13,526
Energy (2.6%):
Pioneer Natural Resource Co., 0.25%, 5/15/25 (a)	6,850	8,125

Financials (15.1%):
Ares Capital Corp.
3.75%, 2/1/22	8,335	8,422
4.63%, 3/1/24	3,845	3,921
Barclays Bank PLC
0.00%, 2/4/25	3,025	3,613
0.00%, 2/18/25	1,595	1,652
BlackRock Capital Investment Corp., 5.00%, 6/15/22 (c)	3,712	3,607
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	3,000	2,806
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	9,355	9,302
MGIC Investment Corp. Convertible Subordinated Notes, 9.00%, 4/1/63 (a)	4,127	5,096
Prospect Capital Corp., 4.95%, 7/15/22, Callable 4/15/22 @ 100	5,923	5,944
TPG Specialty Lending, Inc., 4.50%, 8/1/22	2,985	3,042
		47,405
Health Care (14.9%):
Anthem, Inc., 2.75%, 10/15/42	3,549	13,576
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.24%(LIBOR03M-50bps), 9/15/23, Callable 9/10/20 @ 100 (d) (e)	2,466	3,692
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 8/26/20 @ 99.04 (f)	1,457	11,349
Illumina, Inc., 8/15/23 (b)	3,975	4,473
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21	6,987	10,703
Teladoc Health, Inc., 3.00%, 12/15/22	500	2,718
		46,511
Industrials (8.4%):
Fortive Corp., 0.88%, 2/15/22	11,901	11,866
Macquarie Infrastructure, 2.00%, 10/1/23	5,966	5,386
Southwest Airlines Co., 1.25%, 5/1/25	7,690	8,966
		26,218

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (16.2%):
Akamai Technologies, Inc., 0.13%, 5/1/25	$4,622	$6,029
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (b)	4,705	4,568
Micron Technology, Inc., Convertible Subordinated Notes, 3.13%, 5/1/32	1,150	5,749
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,370	16,278
Nuance Communication, Inc. Convertible Subordinated Notes, 1.00%, 12/15/35, Callable 12/20/22 @ 100	2,345	2,944
ON Semiconductor Corp., 1.63%, 10/15/23	660	823
Palo Alto Networks, Inc., 0.75%, 7/1/23	1,365	1,584
Western Digital Corp., 1.50%, 2/1/24	13,000	12,603
		50,578
Real Estate (6.2%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	8,175	8,196
VEREIT, Inc., 3.75%, 12/15/20	11,352	11,358
		19,554
Total Convertible Corporate Bonds (Cost $188,142)		213,920

Convertible Preferred Stocks (30.5%)
Financials (11.8%):
AMG Capital Trust II, 5.15%, 10/15/37	181,860	8,104
Bank of America Corp., Series L, 7.25%(g)	8,630	12,936
New York Community Capital Trust, 6.00%, 11/1/51	57,174	2,487
Wells Fargo & Co., Series L, 7.50%(g)	9,959	13,460
		36,987
Industrials (3.6%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	119,525	11,410

Utilities (15.1%):
American Electric Power Co., Inc., 6.13%, 3/15/22	98,985	5,108
CenterPoint Energy, Inc. Convertible Subordinated Notes, 4.57%, 9/15/29(e)	80,000	4,688
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	100,003	10,400
DTE Energy Co., 6.25%, 11/1/22	152,215	6,863
NextEra Energy, Inc., 4.87%, 9/1/22	127,545	7,042
NextEra Energy, Inc., 5.28%, 3/1/23	75,000	3,633
Southern Co., 6.75%, 8/1/22	199,220	9,187
		46,921
Total Convertible Preferred Stocks (Cost $95,246)		95,318
Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.24%(h)	221,623	222
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.09%(h)	3,472,308	3,472

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.20%(h)	1,541,161	$1,541
JPMorgan Prime Money Market Fund, Capital Class, 0.26%(h)	881,897	882
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.25%(h)	3,965,179	3,965
Total Collateral for Securities Loaned (Cost $10,082)		10,082
Total Investments (Cost $293,470) — 102.0%		319,320
Liabilities in excess of other assets — (2.0)%		(6,330)
NET ASSETS - 100.00%		$312,990

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of July 31, 2020, the fair value of these securities was $35,150 (thousands) and amounted to 11.2% of net assets.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of July 31, 2020, illiquid securities were 1.2% of the Fund's net assets.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2020.
(e)	Continuously callable with 30 days' notice.
(f)	Continuously callable with 15 days' notice.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Rate disclosed is the daily yield on July 31, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (2.1%):
The Interpublic Group of Cos., Inc.	7,400,000	$133,570
ViacomCBS, Inc., Class B(a)	3,140,000	81,860
		215,430
Consumer Discretionary (8.6%):
Aptiv PLC	875,000	68,031
BorgWarner, Inc.(a)	5,900,000	215,940
Darden Restaurants, Inc.(a)	2,515,000	190,889
Las Vegas Sands Corp.	1,710,000	74,624
Marriott International, Inc., Class A	1,300,000	108,973
Mohawk Industries, Inc.(b)	612,000	48,868
Yum! Brands, Inc.	1,935,000	176,182
		883,507
Consumer Staples (9.2%):
Archer-Daniels-Midland Co.	6,380,200	273,264
Hormel Foods Corp.(a)	1,730,000	87,988
Sysco Corp.	2,880,000	152,208
The Hershey Co.	880,000	127,961
The Kroger Co.	4,500,000	156,555
Tyson Foods, Inc., Class A	2,460,000	151,167
		949,143
Energy (3.2%):
Cimarex Energy Co.	3,000,000	73,380
Devon Energy Corp.	6,300,000	66,087
Parsley Energy, Inc., Class A	6,140,000	67,417
Valero Energy Corp.	2,099,700	118,066
		324,950
Financials (15.7%):
Aflac, Inc.	3,750,000	133,388
Alleghany Corp.	410,000	214,150
American Financial Group, Inc.(a)	2,450,000	148,887
Arthur J. Gallagher & Co.	1,340,000	144,037
E*TRADE Financial Corp.	2,710,000	137,587
Everest Re Group Ltd.(a)	785,000	171,749
Old Republic International Corp.	6,222,300	99,992
Prosperity Bancshares, Inc.	2,770,000	153,901
TCF Financial Corp.(a)	3,840,000	105,562
W.R. Berkley Corp.(a)	2,625,000	162,094
Zions Bancorp NA(a)	4,600,000	149,362
		1,620,709
Health Care (6.5%):
AmerisourceBergen Corp.	1,025,000	102,695

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hill-Rom Holdings, Inc.	1,755,900	$170,709
Molina Healthcare, Inc.(b)	590,000	108,973
QIAGEN NV(b)	1,565,000	77,389
Quest Diagnostics, Inc.	1,660,000	210,936
		670,702
Industrials (15.8%):
AGCO Corp.	3,015,000	197,874
Alaska Air Group, Inc.	984,000	33,889
Hubbell, Inc.	1,090,000	147,117
JB Hunt Transport Services, Inc.	1,170,000	151,398
Landstar System, Inc.(a)	1,750,000	213,115
ManpowerGroup, Inc.(a)	2,000,000	137,580
Owens Corning, Inc.(a)	3,050,000	184,434
Parker-Hannifin Corp.	920,000	164,606
Republic Services, Inc.	1,112,000	97,022
Textron, Inc.	5,160,000	180,290
United Rentals, Inc.(b)	325,000	50,495
Xylem, Inc.(a)	1,165,000	85,022
		1,642,842
Information Technology (14.8%):
Amphenol Corp., Class A	690,000	72,974
Coherent, Inc.(b)	1,125,000	156,184
DXC Technology Co.	3,600,000	64,476
Flex Ltd.(b)	15,800,000	181,542
Genpact Ltd.	4,440,000	176,800
Hewlett Packard Enterprise Co.	9,100,000	89,817
KLA Corp.	202,000	40,366
Leidos Holdings, Inc.	1,425,000	135,603
MAXIMUS, Inc.	2,290,000	169,941
Motorola Solutions, Inc.	770,000	107,646
Nuance Communications, Inc.(a)(b)	5,900,000	161,365
Skyworks Solutions, Inc.	790,000	115,008
Zebra Technologies Corp.(b)	210,000	58,958
		1,530,680
Materials (10.9%):
AptarGroup, Inc.	1,202,000	138,470
Avery Dennison Corp.	1,820,000	206,279
Eastman Chemical Co.	2,550,000	190,307
Packaging Corp. of America	1,245,000	119,669
Reliance Steel & Aluminum Co.	1,680,000	165,077
Steel Dynamics, Inc.	5,485,000	150,344
Westlake Chemical Corp.(a)	2,750,000	149,875
		1,120,021

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (8.0%):
American Homes 4 Rent, Class A(a)	3,697,200	$107,219
Healthcare Trust of America, Inc., Class A	4,850,000	133,909
Highwoods Properties, Inc.	4,440,000	170,229
Lamar Advertising Co., Class A(a)	2,580,000	169,583
National Retail Properties, Inc.(a)	3,450,000	122,303
Public Storage	625,000	124,925
		828,168
Utilities (3.2%):
Alliant Energy Corp.	3,050,000	164,243
Xcel Energy, Inc.	2,350,000	162,244
		326,487
Total Common Stocks (Cost $9,995,683)		10,112,639

Exchange-Traded Funds (1.1%)
iShares Russell Mid-Cap Value ETF(a)	1,367,800	109,506
Total Exchange-Traded Funds (Cost $87,712)		109,506

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.24%(c)	2,478,293	2,478
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(c)	38,828,996	38,829
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.20%(c)	17,233,995	17,234
JPMorgan Prime Money Market Fund, Capital Class, 0.26%(c)	9,861,786	9,862
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.25%(c)	44,340,512	44,341
Total Collateral for Securities Loaned (Cost $112,744)		112,744
Total Investments (Cost $10,196,139) — 100.2%		10,334,889
Liabilities in excess of other assets — (0.2)%		(21,499)
NET ASSETS - 100.00%		$10,313,390

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on July 31, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Communication Services (1.0%):
The E.W. Scripps Co., Class A(a)(b)	4,324,200	$49,209

Consumer Discretionary (13.7%):
Asbury Automotive Group, Inc.(c)(d)	350,800	35,133
Choice Hotels International, Inc.(d)	540,875	45,455
Churchill Downs, Inc.(d)	439,000	60,810
Core-Mark Holding Co., Inc.(a)	2,653,950	70,383
Dunkin' Brands Group, Inc.	684,950	47,077
Helen of Troy Ltd.(c)(d)	334,776	63,022
Hyatt Hotels Corp., Class A(d)	765,500	36,744
Murphy USA, Inc.(c)	397,880	52,683
Penske Automotive Group, Inc.	1,311,975	58,803
Sonic Automotive, Inc., Class A	774,905	29,539
Steven Madden Ltd.(d)	2,586,462	54,781
Texas Roadhouse, Inc.(d)	1,422,025	79,903
Visteon Corp.(c)	513,700	37,300
		671,633
Consumer Staples (3.5%):
Casey's General Stores, Inc.(d)	265,540	42,271
Edgewell Personal Care Co.(c)	1,568,000	46,868
Performance Food Group Co.(c)	615,200	17,238
Sanderson Farms, Inc.	601,688	67,085
		173,462
Energy (1.7%):
Delek U.S. Holdings, Inc.(d)	1,890,200	33,041
Helix Energy Solutions Group, Inc.(c)(d)	6,200,000	25,978
PDC Energy, Inc.(c)(d)	1,678,698	23,938
		82,957
Financials (19.3%):
American Financial Group, Inc.	505,553	30,722
AMERISAFE, Inc.(d)	768,314	48,757
Bank of Hawaii Corp.(d)	906,800	51,352
Columbia Banking System, Inc.	1,525,200	44,124
Eagle Bancorp, Inc.	830,250	24,974
FBL Financial Group, Inc., Class A	194,200	6,754
First American Financial Corp.	1,461,800	74,566
Horace Mann Educators Corp.(d)	1,384,600	52,033
Independent Bank Corp.	959,321	61,895
Kemper Corp.	970,600	76,213
Lakeland Financial Corp.(d)	1,014,350	44,895
Pinnacle Financial Partners, Inc.	1,460,675	57,872

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RenaissanceRe Holdings Ltd.	309,700	$55,864
Renasant Corp.	1,399,400	32,508
Selective Insurance Group, Inc.	707,100	38,424
South State Corp.(d)	1,076,200	51,292
State Auto Financial Corp.	1,318,777	20,454
Stewart Information Services Corp.(a)	1,451,510	60,891
UMB Financial Corp.(d)	1,066,850	53,129
White Mountains Insurance Group Ltd.	68,150	59,981
		946,700
Health Care (7.7%):
AngioDynamics, Inc.(a)(c)	4,310,425	35,604
Avanos Medical, Inc., Class I(c)	1,644,925	50,450
Cutera, Inc.(a)(c)	1,288,400	18,334
Hanger, Inc.(a)(c)	2,041,640	35,647
ICU Medical, Inc.(c)	337,500	62,009
Magellan Health, Inc.(c)	814,700	60,426
Natus Medical, Inc.(c)	1,235,800	22,961
NuVasive, Inc.(c)	626,275	35,785
Patterson Cos., Inc.(d)	2,186,400	58,071
		379,287
Industrials (24.4%):
ABM Industries, Inc.(d)	1,352,825	48,566
Alamo Group, Inc.	588,650	60,697
Altra Industrial Motion Corp.	1,376,200	47,107
Applied Industrial Technologies, Inc.	1,377,525	86,949
Astec Industries, Inc.	762,200	33,910
Carlisle Cos., Inc.	393,984	46,916
Columbus McKinnon Corp.	522,200	17,300
Crane Co.	1,060,500	59,993
EMCOR Group, Inc.	974,525	66,754
Encore Wire Corp.(a)	1,099,100	55,164
Forward Air Corp.	826,602	42,975
Hillenbrand, Inc.	1,218,904	35,629
ICF International, Inc.	486,500	32,892
Kennametal, Inc.(d)	1,297,600	34,983
Korn Ferry	1,224,500	34,409
Marten Transport Ltd.	2,056,200	54,736
Mueller Industries, Inc.	1,151,975	32,209
MYR Group, Inc.(c)	481,800	17,668
Saia, Inc.(c)	249,025	29,746
TriMas Corp.(c)	1,583,250	37,048
U.S. Ecology, Inc.	930,600	32,273
UFP Industries, Inc.	1,087,150	63,294
UniFirst Corp.	359,825	67,100

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Valmont Industries, Inc.	369,600	$44,796
Viad Corp.(a)	1,072,450	15,508
Watts Water Technologies, Inc., Class A	686,100	57,557
Werner Enterprises, Inc.	952,500	41,896
		1,198,075
Information Technology (11.0%):
ADTRAN, Inc.(a)	2,754,600	34,212
Advanced Energy Industries, Inc.(c)	575,450	42,336
Littelfuse, Inc.	318,200	56,528
ManTech International Corp., Class A	577,600	40,189
MAXIMUS, Inc.	670,000	49,721
MicroStrategy, Inc.(c)	376,800	46,694
MKS Instruments, Inc.	318,100	40,539
NETGEAR, Inc.(a)(c)	1,951,100	59,996
Plexus Corp.(c)	721,600	53,608
ScanSource, Inc.(c)(d)	1,255,800	28,821
Sykes Enterprises, Inc.(c)	1,944,125	53,385
Verint Systems, Inc.(c)	704,600	31,629
		537,658
Materials (6.4%):
Avient Corp.(d)	844,950	20,194
Cabot Corp.	1,674,533	61,088
Kaiser Aluminum Corp.	485,825	30,097
Minerals Technologies, Inc.(d)	1,249,725	58,587
Silgan Holdings, Inc.	980,500	37,504
Sonoco Products Co.	1,025,750	53,072
Worthington Industries, Inc.	1,497,100	56,021
		316,563
Real Estate (6.2%):
Columbia Property Trust, Inc.	2,463,300	29,461
First Industrial Realty Trust, Inc.	822,100	36,107
Healthcare Realty Trust, Inc.	1,604,275	47,005
LTC Properties, Inc.(d)	588,675	21,869
Rayonier, Inc.	2,397,800	66,610
Sunstone Hotel Investors, Inc.	4,919,500	36,798
Urstadt Biddle Properties, Inc., Class A	1,124,525	11,032
Washington Real Estate Investment Trust	2,508,525	56,091
		304,973
Utilities (2.6%):
ALLETE, Inc.	559,400	33,172
MGE Energy, Inc.	457,600	30,353
NorthWestern Corp.	613,050	34,490

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ONE Gas, Inc.	377,000	$28,539
		126,554
Total Common Stocks (Cost $4,769,740)		4,787,071

Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value ETF(d)	576,000	57,312
Total Exchange-Traded Funds (Cost $66,331)		57,312

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.24%(e)	1,448,021	1,448
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(e)	22,687,072	22,687
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.20%(e)	10,069,508	10,070
JPMorgan Prime Money Market Fund, Capital Class, 0.26%(e)	5,762,061	5,762
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.25%(e)	25,907,349	25,907
Total Collateral for Securities Loaned (Cost $65,874)		65,874
Total Investments (Cost $4,901,945) — 100.0%		4,910,257
Liabilities in excess of other assets — 0.0%		(713)
NET ASSETS - 100.00%		$4,909,544

^	Purchased with cash collateral from securities on loan.
(a)	Affiliated security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of July 31, 2020, illiquid securities were 1.0% of the Fund's net assets.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Rate disclosed is the daily yield on July 31, 2020.

ETF—Exchange-Traded Fund

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

					Net Realized	Net Change
			Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value	Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value	Dividend
Sycamore Small Company Opportunity Fund	10/31/2019	at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	7/31/2020	Income
ADTRAN Inc.	$23,764	$386	$-	$-	$-	$10,062	$34,212	$733
Angiodynamics Inc.	58,613	5,801	-	-	-	(28,810)	35,604	-
Core-Mark Holding Co.	63,584	30,426	(15,196)	(3,969)	-	(4,462)	70,383	962
Cutera Inc.	-	36,969	-	-	-	(18,635)	18,334	-
Encore Wire Corp.	48,680	11,448	-	-	-	(4,964)	55,164	59
Hanger Inc.	49,146	-	(2,512)	(265)	-	(10,722)	35,647	-
Netgear Inc.	41,915	9,276	-	-	-	8,805	59,996	-
The E.W. Scripps Co., Class A	51,725	6,075	-	-	-	(8,591)	49,209	625
Stewart Info Services.	41,198	14,920	-	-	-	4,773	60,891	1,115
Unifi Inc.	35,569	1,336	(14,059)	(26,460)	-	3,614	-	-
Unit Corp.	5,781	-	(2,975)	(42,408)	-	39,602	-	-
Viad Corp..	48,428	22,539	(10,420)	(16,469)	-	(28,570)	15,508	190
	$468,403	$139,176	$(45,162)	$(89,571)	$-	$(37,898)	$434,948	$3,684